Document and Entity Information	Dec. 12, 2019
Cover [Abstract]
Current Fiscal Year End Date	--12-29
Amendment Flag	true
Entity Central Index Key	0000868780
Document Type	8-K/A
Document Period End Date	Dec. 12, 2019
Entity Registrant Name	DORMAN PRODUCTS, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	000-18914
Entity Tax Identification Number	23-2078856
Entity Address, Address Line One	3400 East Walnut Street
Entity Address, City or Town	Colmar
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18915
City Area Code	215
Local Phone Number	997-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DORM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Dorman Products, Inc. (the “Company”) on December 16, 2019 (the “Original 8-K”) for the sole purpose of attaching the correct version of the Company’s Amended and Restated Bylaws (the “Bylaws”) filed as Exhibit 3.2 to the Original 8-K. As a result of an administrative error, the incorrect version was previously filed with the Original 8-K. This Current Report on Form 8-K/A does not modify or update the disclosures presented in Item 5.03 of the Original 8-K, which are set forth below for reference.